Consolidated Statements of Changes in Equity (Parentheticals) - CNY (¥)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of Stockholders' Equity [Abstract]
Foreign currency translation adjustments, tax